UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                      Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 1, 1999

Check here if Amendment [   ]; Amendment Number: ______
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings

                    entries.
Institutional Investment Manager Filing this Report:

Name:     __Ameristock Corporation__________________
Address:  __P.O Box 6919____________________________
          __Moraga, California______________________
          __________________________________________

Form 13F File Number:   28-________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     __Nicholas Gerber_________________________
Title:    __Portfolio Manager_______________________
Phone:    __925-376-3490____________________________

Signature, Place, and Date of Signing


__________________     Moraga, California        January 17, 2000
 [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDING REPORT.   (Check here if all holdings of this
      reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in
      this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


     Form 13F File Number          Name

     28-____________    _______________________________

     [Repeat as necessary.]

                     Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:          ______________

Form 13F Information Table Entry Total:    ______________

Form 13F Information Table Value Total:   $______________


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ANONE@ and omit the column headings and list entries.

     No.     Form 13F File Number              Name
     ___     28-______________                 _____________________

     [Repeat as necessary.]




<CAPTION.

             Item 1                    Item 2       Item 3       Item 4        Item 5       Item 6    Item 7  Item 8
                                                                                          Investment          Voting
         Name of Issuer            Title of Class    CUSIP      Market Value   Shares     Descetion  Manager Authority

Abbott Labs                       Common Stock     002824100    $ 1,944,898    53,560     Sole       1      Sole
Associates First Capital Corp.    Common Stock     046008108    $   703,991    25,658     Sole       1      Sole
American Home Products            Common Stock     026609107    $ 1,177,500    30,000     Sole       1      Sole
American International Group      Common Stock     026874107    $   474,344     4,387     Sole       1      Sole
Allstate                          Common Stock     020002101    $ 2,608,375   108,400     Sole       1      Sole
Boeing Co.                        Common Stock     097023105    $   532,886    12,860     Sole       1      Sole
Bankamerica Corp.                 Common Stock     066050105    $ 1,589,791    31,677     Sole       1      Sole
Bell Atlantic Corp.               Common Stock     077853109    $ 1,670,806    27,140     Sole       1      Sole
Bellsouth Corp.                   Common Stock     079860102    $ 1,072,006    22,900     Sole       1      Sole
Bristol Myers Squibb              Common Stock     110122108    $ 1,761,305    27,440     Sole       1      Sole
BP Amoco                          Common Stock     055622104    $   498,700     8,408     Sole       1      Sole
Citigroup                         Common Stock     172967101    $ 2,414,694    43,362     Sole       1      Sole
Caterpillar Inc.                  Common Stock     149123101    $ 3,124,950    66,400     Sole       1      Sole
Chevron                           Common Stock     166751107    $ 2,122,313    24,500     Sole       1      Sole
Du Pont de Nemours & Co.          Common Stock     263534109    $ 2,345,150    35,600     Sole       1      Sole
Disney Co. (Walt)                 Common Stock     254687106    $   206,798     7,070     Sole       1      Sole
Dow Chemical                      Common Stock     260543103    $ 2,239,555    16,760     Sole       1      Sole
Delphi Automotive Systems         Common Stock     247126105    $   541,816    34,401     Sole       1      Sole
Ford Motor Co.                    Common Stock     345370100    $ 4,617,396    86,610     Sole       1      Sole
Fannie Mae                        Common Stock     313586109    $ 4,193,927    67,170     Sole       1      Sole
First Union                       Common Stock     313586109    $ 3,787,813   115,000     Sole       1      Sole
General Electric                  Common Stock     369604103    $   634,475     4,100     Sole       1      Sole
General Motors Corp.              Common Stock     370442105    $ 3,577,679    49,220     Sole       1      Sole
GTE Corp.                         Common Stock     362320103    $ 3,335,489    47,270     Sole       1      Sole
Home Depot Inc.                   Common Stock     437076102    $   531,438     7,730     Sole       1      Sole
Hewlett Packard Co.               Common Stock     428236103    $ 1,911,000    16,800     Sole       1      Sole
International Business Machines   Common Stock     459200101    $ 3,408,850    31,600     Sole       1      Sole
Intel Corp.                       Common Stock     458140100    $ 2,352,491    28,580     Sole       1      Sole
Johnson & Johnson                 Common Stock     478160104    $   591,205     6,340     Sole       1      Sole
Coca- Cola Co.                    Common Stock     191216100    $   488,135     8,380     Sole       1      Sole
McDonalds Corp.                   Common Stock     580135101    $   233,813     5,800     Sole       1      Sole
Merrill Lynch                     Common Stock     590188101    $   583,188     7,000     Sole       1      Sole
Minnesota Mining & Mfg.           Common Stock     604059105    $ 2,237,423    22,860     Sole       1      Sole
Philip Morris                     Common Stock     718154107    $ 2,205,930    95,910     Sole       1      Sole
Merck & Co.                       Common Stock     589331107    $ 1,406,906    20,940     Sole       1      Sole
Microsoft Corp.                   Common Stock     594918104    $   779,890     6,680     Sole       1      Sole
Pepsico                           Common Stock     713448108    $ 4,581,090   129,960     Sole       1      Sole
Pfizer Inc.                       Common Stock     717081103    $   476,183    14,680     Sole       1      Sole
Proctor & Gamble Co.              Common Stock     742718109    $   503,988     4,600     Sole       1      Sole
PNC Bank                          Common Stock     693475105    $ 3,902,650    87,700     Sole       1      Sole
Sears Roebuck & Co.               Common Stock     812387108    $ 4,890,375   161,000     Sole       1      Sole
SBC Communications                Common Stock     78387G103    $ 3,760,721    77,143     Sole       1      Sole
Sara Lee Corp.                    Common Stock     803111103    $ 3,660,169   165,900     Sole       1      Sole
AT& T Corp.                       Common Stock     001957109    $   913,355    17,975     Sole       1      Sole
Texaco                            Common Stock     881694103    $ 2,020,425    37,200     Sole       1      Sole
Washington Mutual                 Common Stock     939322103    $ 3,648,375   141,000     Sole       1      Sole
Wal-Mart Stores                   Common Stock     931142103    $   711,988    10,300     Sole       1      Sole
ExxonMobil Corp.                  Common Stock     30231G102    $   612,275     7,600     Sole       1      Sole
